DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impact to Statement of Financial Position (Details) - USD ($) $ in Millions	Feb. 02, 2018	Feb. 03, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounts receivable, net	$ 11,721	$ 9,889
Other current assets	5,881	4,807
Other non-current assets	2,403	1,698
Accrued and other	8,026	7,406
Short-term deferred revenue	11,606	10,012
Long-term deferred revenue	9,210	7,803
Other non-current liabilities	7,277	9,830
Accumulated deficit	(6,860)	(4,095)
Non-controlling interests	5,766	5,821
As Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounts receivable, net	11,177	9,420
Other current assets	5,054	4,144
Other non-current assets	1,862	1,364
Accrued and other	7,661	7,119
Short-term deferred revenue	12,024	10,265
Long-term deferred revenue	10,223	8,431
Other non-current liabilities	6,797	9,339
Accumulated deficit	(9,253)	(5,609)
Non-controlling interests	5,661	5,766
Accounting Standards Update 2014-09 | Revenue from Contracts with Customers
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounts receivable, net	544	469
Other current assets	827	663
Other non-current assets	541	334
Accrued and other	365	287
Short-term deferred revenue	(418)	(253)
Long-term deferred revenue	(1,013)	(628)
Other non-current liabilities	480	491
Accumulated deficit	2,393	1,514
Non-controlling interests	$ 105	$ 55